SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Operating Leases
Operating lease liabilities - current portion	$ 41,019	$ 39,886
Operating lease liabilities - non-current portion		80,237
Total	$ 41,019	$ 120,123